Issued capital, Movements in Ordinary Share Capital (Details) $ in Thousands	9 Months Ended
Mar. 31, 2024 USD ($) shares
Issued capital [Abstract]
Opening balance	$ 965,857
Closing balance	$ 1,327,668
Issued Capital [Member]
Number of shares [Abstract]
Opening balance (in shares) | shares	64,747,477
Shares issued under Committed Equity Facility (in shares) | shares	12,887,814
Shares issued under the ATM Facility (in shares) | shares	60,570,797
Share based payment - third party issuance (in shares) | shares	101,084
Share based payment - vested shares (in shares) | shares	104,559
Capital raise costs, net of tax (in shares) | shares	0
Closing balance (in shares) | shares	138,411,731
Issued capital [Abstract]
Opening balance	$ 965,857
Shares issued under Committed Equity Facility	51,417
Shares issued under the ATM Facility	318,468
Share based payment - third party issuance	302
Share based payment - vested shares	118
Capital raise costs, net of tax	(8,494)
Closing balance	$ 1,327,668